Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT MID CAP STOCK FUND INC
Entity Central Index Key	0000716788
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000003858
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class A
Trading Symbol	LAVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.27%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$9,425	$10,000	$10,000	$10,000
1/31/2016	$8,804	$9,447	$9,445	$9,504
2/29/2016	$8,804	$9,514	$9,657	$9,491
3/31/2016	$9,604	$10,392	$10,636	$10,135
4/30/2016	$9,775	$10,615	$10,819	$10,174
5/31/2016	$10,019	$10,789	$10,973	$10,357
6/30/2016	$9,962	$10,887	$11,026	$10,384
7/31/2016	$10,290	$11,349	$11,477	$10,766
8/31/2016	$10,351	$11,324	$11,522	$10,782
9/30/2016	$10,385	$11,372	$11,524	$10,784
10/31/2016	$10,195	$11,096	$11,283	$10,587
11/30/2016	$10,839	$11,790	$12,409	$10,979
12/31/2016	$10,991	$12,000	$12,653	$11,196
1/31/2017	$11,171	$12,202	$12,827	$11,408
2/28/2017	$11,362	$12,543	$13,082	$11,861
3/31/2017	$11,270	$12,451	$12,989	$11,875
4/30/2017	$11,381	$12,475	$12,986	$11,997
5/31/2017	$11,362	$12,436	$12,788	$12,166
6/30/2017	$11,443	$12,621	$13,062	$12,242
7/31/2017	$11,523	$12,788	$13,188	$12,494
8/31/2017	$11,232	$12,549	$12,915	$12,532
9/30/2017	$11,458	$12,892	$13,488	$12,790
10/31/2017	$11,561	$12,995	$13,623	$13,089
11/30/2017	$11,749	$13,435	$14,129	$13,490
12/31/2017	$11,764	$13,601	$14,211	$13,640
1/31/2018	$12,027	$13,913	$14,399	$14,421
2/28/2018	$11,508	$13,228	$13,670	$13,890
3/31/2018	$11,555	$13,261	$13,784	$13,537
4/30/2018	$11,610	$13,326	$13,874	$13,589
5/31/2018	$11,744	$13,471	$14,461	$13,916
6/30/2018	$11,673	$13,580	$14,522	$14,002
7/31/2018	$12,017	$13,949	$14,836	$14,523
8/31/2018	$12,205	$14,139	$15,215	$14,996
9/30/2018	$12,150	$14,027	$15,069	$15,081
10/31/2018	$11,049	$13,017	$13,732	$14,050
11/30/2018	$11,230	$13,329	$14,128	$14,337
12/31/2018	$10,054	$11,930	$12,524	$13,042
1/31/2019	$11,096	$13,158	$13,989	$14,087
2/28/2019	$11,469	$13,576	$14,540	$14,540
3/31/2019	$11,398	$13,644	$14,280	$14,822
4/30/2019	$11,854	$14,094	$14,960	$15,422
5/31/2019	$10,811	$13,189	$13,515	$14,442
6/30/2019	$11,561	$14,080	$14,636	$15,460
7/31/2019	$11,738	$14,197	$14,800	$15,682
8/31/2019	$11,227	$13,696	$14,005	$15,434
9/30/2019	$11,725	$14,252	$14,701	$15,723
10/31/2019	$11,688	$14,328	$14,897	$16,063
11/30/2019	$12,002	$14,710	$15,312	$16,646
12/31/2019	$12,357	$15,158	$15,790	$17,149
1/31/2020	$11,998	$14,863	$15,138	$17,142
2/29/2020	$10,844	$13,391	$13,526	$15,731
3/31/2020	$8,597	$10,352	$10,249	$13,788
4/30/2020	$9,720	$11,734	$11,719	$15,555
5/31/2020	$10,204	$12,278	$12,339	$16,296
6/30/2020	$10,334	$12,417	$12,477	$16,620
7/31/2020	$10,615	$13,003	$12,818	$17,558
8/31/2020	$10,771	$13,518	$13,307	$18,820
9/30/2020	$10,334	$13,211	$12,728	$18,105
10/31/2020	$10,542	$13,334	$13,173	$17,623
11/30/2020	$12,136	$15,207	$15,357	$19,552
12/31/2020	$12,694	$15,910	$16,379	$20,304
1/31/2021	$12,690	$15,874	$16,569	$20,099
2/28/2021	$13,561	$17,104	$18,149	$20,653
3/31/2021	$14,470	$17,987	$19,398	$21,558
4/30/2021	$15,302	$18,857	$20,331	$22,708
5/31/2021	$15,393	$19,229	$20,724	$22,867
6/30/2021	$15,083	$19,005	$20,142	$23,401
7/31/2021	$15,092	$19,123	$20,105	$23,956
8/31/2021	$15,433	$19,532	$20,588	$24,685
9/30/2021	$15,039	$18,813	$19,820	$23,537
10/31/2021	$15,826	$19,815	$20,698	$25,186
11/30/2021	$15,376	$19,213	$20,206	$25,011
12/31/2021	$16,361	$20,419	$21,400	$26,132
1/31/2022	$15,584	$19,547	$20,552	$24,780
2/28/2022	$15,675	$19,456	$20,811	$24,038
3/31/2022	$15,780	$20,047	$21,271	$24,931
4/30/2022	$14,713	$18,856	$19,862	$22,757
5/31/2022	$15,075	$19,218	$20,288	$22,798
6/30/2022	$13,536	$17,105	$18,402	$20,916
7/31/2022	$14,592	$18,578	$20,094	$22,845
8/31/2022	$14,220	$18,009	$19,521	$21,913
9/30/2022	$12,936	$16,262	$17,664	$19,895
10/31/2022	$14,312	$17,799	$19,701	$21,506
11/30/2022	$15,152	$18,924	$20,975	$22,708
12/31/2022	$14,551	$17,962	$19,916	$21,399
1/31/2023	$15,595	$19,413	$22,186	$22,744
2/28/2023	$15,306	$18,791	$21,566	$22,189
3/31/2023	$14,778	$18,199	$20,417	$23,004
4/30/2023	$14,892	$18,201	$20,198	$23,363
5/31/2023	$14,298	$17,393	$19,467	$23,464
6/30/2023	$15,486	$18,902	$21,341	$25,015
7/31/2023	$16,048	$19,725	$22,296	$25,818
8/31/2023	$15,825	$19,027	$21,460	$25,407
9/30/2023	$15,104	$18,059	$20,226	$24,196
10/31/2023	$14,518	$17,164	$19,037	$23,687
11/30/2023	$15,809	$18,783	$20,857	$25,850
12/31/2023	$16,806	$20,246	$22,981	$27,025
1/31/2024	$16,848	$19,884	$22,270	$27,479
2/29/2024	$17,758	$20,833	$22,702	$28,946
3/31/2024	$18,701	$21,911	$23,928	$29,878
4/30/2024	$17,690	$20,765	$22,481	$28,657
5/31/2024	$18,371	$21,510	$23,532	$30,078
6/30/2024	$17,952	$21,166	$23,085	$31,157
7/31/2024	$18,894	$22,445	$24,831	$31,537
8/31/2024	$19,287	$22,868	$24,989	$32,302
9/30/2024	$19,538	$23,299	$25,281	$32,992
10/31/2024	$19,355	$23,006	$25,269	$32,692
11/30/2024	$20,716	$24,699	$27,506	$34,611
12/31/2024	$19,335	$22,892	$25,673	$33,786
1/31/2025	$20,166	$23,697	$26,689	$34,727
2/28/2025	$19,570	$23,265	$25,876	$34,274
3/31/2025	$18,596	$22,409	$24,723	$32,343
4/30/2025	$17,977	$21,853	$23,645	$32,124
5/31/2025	$18,573	$22,806	$24,717	$34,146
6/30/2025	$19,175	$23,607	$25,645	$35,882
7/31/2025	$19,480	$24,030	$25,904	$36,687
8/31/2025	$19,956	$24,751	$27,095	$37,431
9/30/2025	$20,284	$25,066	$27,062	$38,797
10/31/2025	$20,099	$24,814	$26,706	$39,706
11/30/2025	$20,761	$25,406	$27,525	$39,803
12/31/2025	$20,741	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	7.27%	10.32%	8.21%
Class A with sales charge	1.10%	9.02%	7.57%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000003860
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class C
Trading Symbol	LMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$182	1.76%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 6.46%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,332	$9,447	$9,445	$9,504
2/29/2016	$9,328	$9,514	$9,657	$9,491
3/31/2016	$10,169	$10,392	$10,636	$10,135
4/30/2016	$10,347	$10,615	$10,819	$10,174
5/31/2016	$10,594	$10,789	$10,973	$10,357
6/30/2016	$10,529	$10,887	$11,026	$10,384
7/31/2016	$10,872	$11,349	$11,477	$10,766
8/31/2016	$10,928	$11,324	$11,522	$10,782
9/30/2016	$10,954	$11,372	$11,524	$10,784
10/31/2016	$10,751	$11,096	$11,283	$10,587
11/30/2016	$11,418	$11,790	$12,409	$10,979
12/31/2016	$11,570	$12,000	$12,653	$11,196
1/31/2017	$11,756	$12,202	$12,827	$11,408
2/28/2017	$11,952	$12,543	$13,082	$11,861
3/31/2017	$11,843	$12,451	$12,989	$11,875
4/30/2017	$11,956	$12,475	$12,986	$11,997
5/31/2017	$11,930	$12,436	$12,788	$12,166
6/30/2017	$12,008	$12,621	$13,062	$12,242
7/31/2017	$12,081	$12,788	$13,188	$12,494
8/31/2017	$11,765	$12,549	$12,915	$12,532
9/30/2017	$11,999	$12,892	$13,488	$12,790
10/31/2017	$12,099	$12,995	$13,623	$13,089
11/30/2017	$12,289	$13,435	$14,129	$13,490
12/31/2017	$12,293	$13,601	$14,211	$13,640
1/31/2018	$12,563	$13,913	$14,399	$14,421
2/28/2018	$12,014	$13,228	$13,670	$13,890
3/31/2018	$12,054	$13,261	$13,784	$13,537
4/30/2018	$12,103	$13,326	$13,874	$13,589
5/31/2018	$12,236	$13,471	$14,461	$13,916
6/30/2018	$12,156	$13,580	$14,522	$14,002
7/31/2018	$12,502	$13,949	$14,836	$14,523
8/31/2018	$12,692	$14,139	$15,215	$14,996
9/30/2018	$12,630	$14,027	$15,069	$15,081
10/31/2018	$11,476	$13,017	$13,732	$14,050
11/30/2018	$11,653	$13,329	$14,128	$14,337
12/31/2018	$10,424	$11,930	$12,524	$13,042
1/31/2019	$11,500	$13,158	$13,989	$14,087
2/28/2019	$11,884	$13,576	$14,540	$14,540
3/31/2019	$11,800	$13,644	$14,280	$14,822
4/30/2019	$12,267	$14,094	$14,960	$15,422
5/31/2019	$11,177	$13,189	$13,515	$14,442
6/30/2019	$11,949	$14,080	$14,636	$15,460
7/31/2019	$12,123	$14,197	$14,800	$15,682
8/31/2019	$11,590	$13,696	$14,005	$15,434
9/30/2019	$12,095	$14,252	$14,701	$15,723
10/31/2019	$12,049	$14,328	$14,897	$16,063
11/30/2019	$12,367	$14,710	$15,312	$16,646
12/31/2019	$12,722	$15,158	$15,790	$17,149
1/31/2020	$12,347	$14,863	$15,138	$17,142
2/29/2020	$11,150	$13,391	$13,526	$15,731
3/31/2020	$8,834	$10,352	$10,249	$13,788
4/30/2020	$9,982	$11,734	$11,719	$15,555
5/31/2020	$10,473	$12,278	$12,339	$16,296
6/30/2020	$10,598	$12,417	$12,477	$16,620
7/31/2020	$10,881	$13,003	$12,818	$17,558
8/31/2020	$11,035	$13,518	$13,307	$18,820
9/30/2020	$10,578	$13,211	$12,728	$18,105
10/31/2020	$10,785	$13,334	$13,173	$17,623
11/30/2020	$12,410	$15,207	$15,357	$19,552
12/31/2020	$12,969	$15,910	$16,379	$20,304
1/31/2021	$12,959	$15,874	$16,569	$20,099
2/28/2021	$13,838	$17,104	$18,149	$20,653
3/31/2021	$14,760	$17,987	$19,398	$21,558
4/30/2021	$15,599	$18,857	$20,331	$22,708
5/31/2021	$15,681	$19,229	$20,724	$22,867
6/30/2021	$15,353	$19,005	$20,142	$23,401
7/31/2021	$15,353	$19,123	$20,105	$23,956
8/31/2021	$15,691	$19,532	$20,588	$24,685
9/30/2021	$15,281	$18,813	$19,820	$23,537
10/31/2021	$16,072	$19,815	$20,698	$25,186
11/30/2021	$15,604	$19,213	$20,206	$25,011
12/31/2021	$16,595	$20,419	$21,400	$26,132
1/31/2022	$15,796	$19,547	$20,552	$24,780
2/28/2022	$15,880	$19,456	$20,811	$24,038
3/31/2022	$15,975	$20,047	$21,271	$24,931
4/30/2022	$14,882	$18,856	$19,862	$22,757
5/31/2022	$15,239	$19,218	$20,288	$22,798
6/30/2022	$13,679	$17,105	$18,402	$20,916
7/31/2022	$14,733	$18,578	$20,094	$22,845
8/31/2022	$14,349	$18,009	$19,521	$21,913
9/30/2022	$13,048	$16,262	$17,664	$19,895
10/31/2022	$14,424	$17,799	$19,701	$21,506
11/30/2022	$15,261	$18,924	$20,975	$22,708
12/31/2022	$14,644	$17,962	$19,916	$21,399
1/31/2023	$15,685	$19,413	$22,186	$22,744
2/28/2023	$15,384	$18,791	$21,566	$22,189
3/31/2023	$14,849	$18,199	$20,417	$23,004
4/30/2023	$14,951	$18,201	$20,198	$23,363
5/31/2023	$14,348	$17,393	$19,467	$23,464
6/30/2023	$15,526	$18,902	$21,341	$25,015
7/31/2023	$16,087	$19,725	$22,296	$25,818
8/31/2023	$15,847	$19,027	$21,460	$25,407
9/30/2023	$15,116	$18,059	$20,226	$24,196
10/31/2023	$14,521	$17,164	$19,037	$23,687
11/30/2023	$15,807	$18,783	$20,857	$25,850
12/31/2023	$16,790	$20,246	$22,981	$27,025
1/31/2024	$16,819	$19,884	$22,270	$27,479
2/29/2024	$17,720	$20,833	$22,702	$28,946
3/31/2024	$18,644	$21,911	$23,928	$29,878
4/30/2024	$17,628	$20,765	$22,481	$28,657
5/31/2024	$18,299	$21,510	$23,532	$30,078
6/30/2024	$17,869	$21,166	$23,085	$31,157
7/31/2024	$18,793	$22,445	$24,831	$31,537
8/31/2024	$19,172	$22,868	$24,989	$32,302
9/30/2024	$19,413	$23,299	$25,281	$32,992
10/31/2024	$19,218	$23,006	$25,269	$32,692
11/30/2024	$20,555	$24,699	$27,506	$34,611
12/31/2024	$19,173	$22,892	$25,673	$33,786
1/31/2025	$19,986	$23,697	$26,689	$34,727
2/28/2025	$19,381	$23,265	$25,876	$34,274
3/31/2025	$18,404	$22,409	$24,723	$32,343
4/30/2025	$17,780	$21,853	$23,645	$32,124
5/31/2025	$18,360	$22,806	$24,717	$34,146
6/30/2025	$18,940	$23,607	$25,645	$35,882
7/31/2025	$19,231	$24,030	$25,904	$36,687
8/31/2025	$19,686	$24,751	$27,095	$37,431
9/30/2025	$20,002	$25,066	$27,062	$38,797
10/31/2025	$19,804	$24,814	$26,706	$39,706
11/30/2025	$20,443	$25,406	$27,525	$39,803
12/31/2025	$20,412	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	6.46%	9.50%	7.40%
Class C with sales charge	5.47%	9.50%	7.40%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054846
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class F
Trading Symbol	LMCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.42%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,340	$9,447	$9,445	$9,504
2/29/2016	$9,344	$9,514	$9,657	$9,491
3/31/2016	$10,191	$10,392	$10,636	$10,135
4/30/2016	$10,379	$10,615	$10,819	$10,174
5/31/2016	$10,635	$10,789	$10,973	$10,357
6/30/2016	$10,574	$10,887	$11,026	$10,384
7/31/2016	$10,925	$11,349	$11,477	$10,766
8/31/2016	$10,991	$11,324	$11,522	$10,782
9/30/2016	$11,027	$11,372	$11,524	$10,784
10/31/2016	$10,828	$11,096	$11,283	$10,587
11/30/2016	$11,512	$11,790	$12,409	$10,979
12/31/2016	$11,677	$12,000	$12,653	$11,196
1/31/2017	$11,870	$12,202	$12,827	$11,408
2/28/2017	$12,075	$12,543	$13,082	$11,861
3/31/2017	$11,976	$12,451	$12,989	$11,875
4/30/2017	$12,095	$12,475	$12,986	$11,997
5/31/2017	$12,079	$12,436	$12,788	$12,166
6/30/2017	$12,169	$12,621	$13,062	$12,242
7/31/2017	$12,255	$12,788	$13,188	$12,494
8/31/2017	$11,943	$12,549	$12,915	$12,532
9/30/2017	$12,185	$12,892	$13,488	$12,790
10/31/2017	$12,300	$12,995	$13,623	$13,089
11/30/2017	$12,501	$13,435	$14,129	$13,490
12/31/2017	$12,517	$13,601	$14,211	$13,640
1/31/2018	$12,796	$13,913	$14,399	$14,421
2/28/2018	$12,247	$13,228	$13,670	$13,890
3/31/2018	$12,302	$13,261	$13,784	$13,537
4/30/2018	$12,357	$13,326	$13,874	$13,589
5/31/2018	$12,505	$13,471	$14,461	$13,916
6/30/2018	$12,433	$13,580	$14,522	$14,002
7/31/2018	$12,797	$13,949	$14,836	$14,523
8/31/2018	$13,000	$14,139	$15,215	$14,996
9/30/2018	$12,945	$14,027	$15,069	$15,081
10/31/2018	$11,780	$13,017	$13,732	$14,050
11/30/2018	$11,974	$13,329	$14,128	$14,337
12/31/2018	$10,718	$11,930	$12,524	$13,042
1/31/2019	$11,830	$13,158	$13,989	$14,087
2/28/2019	$12,236	$13,576	$14,540	$14,540
3/31/2019	$12,159	$13,644	$14,280	$14,822
4/30/2019	$12,645	$14,094	$14,960	$15,422
5/31/2019	$11,533	$13,189	$13,515	$14,442
6/30/2019	$12,339	$14,080	$14,636	$15,460
7/31/2019	$12,525	$14,197	$14,800	$15,682
8/31/2019	$11,984	$13,696	$14,005	$15,434
9/30/2019	$12,516	$14,252	$14,701	$15,723
10/31/2019	$12,480	$14,328	$14,897	$16,063
11/30/2019	$12,818	$14,710	$15,312	$16,646
12/31/2019	$13,198	$15,158	$15,790	$17,149
1/31/2020	$12,816	$14,863	$15,138	$17,142
2/29/2020	$11,586	$13,391	$13,526	$15,731
3/31/2020	$9,183	$10,352	$10,249	$13,788
4/30/2020	$10,385	$11,734	$11,719	$15,555
5/31/2020	$10,906	$12,278	$12,339	$16,296
6/30/2020	$11,041	$12,417	$12,477	$16,620
7/31/2020	$11,344	$13,003	$12,818	$17,558
8/31/2020	$11,512	$13,518	$13,307	$18,820
9/30/2020	$11,046	$13,211	$12,728	$18,105
10/31/2020	$11,270	$13,334	$13,173	$17,623
11/30/2020	$12,979	$15,207	$15,357	$19,552
12/31/2020	$13,575	$15,910	$16,379	$20,304
1/31/2021	$13,571	$15,874	$16,569	$20,099
2/28/2021	$14,505	$17,104	$18,149	$20,653
3/31/2021	$15,482	$17,987	$19,398	$21,558
4/30/2021	$16,374	$18,857	$20,331	$22,708
5/31/2021	$16,474	$19,229	$20,724	$22,867
6/30/2021	$16,143	$19,005	$20,142	$23,401
7/31/2021	$16,157	$19,123	$20,105	$23,956
8/31/2021	$16,521	$19,532	$20,588	$24,685
9/30/2021	$16,101	$18,813	$19,820	$23,537
10/31/2021	$16,950	$19,815	$20,698	$25,186
11/30/2021	$16,464	$19,213	$20,206	$25,011
12/31/2021	$17,524	$20,419	$21,400	$26,132
1/31/2022	$16,695	$19,547	$20,552	$24,780
2/28/2022	$16,793	$19,456	$20,811	$24,038
3/31/2022	$16,906	$20,047	$21,271	$24,931
4/30/2022	$15,763	$18,856	$19,862	$22,757
5/31/2022	$16,154	$19,218	$20,288	$22,798
6/30/2022	$14,511	$17,105	$18,402	$20,916
7/31/2022	$15,642	$18,578	$20,094	$22,845
8/31/2022	$15,245	$18,009	$19,521	$21,913
9/30/2022	$13,872	$16,262	$17,664	$19,895
10/31/2022	$15,350	$17,799	$19,701	$21,506
11/30/2022	$16,253	$18,924	$20,975	$22,708
12/31/2022	$15,608	$17,962	$19,916	$21,399
1/31/2023	$16,729	$19,413	$22,186	$22,744
2/28/2023	$16,421	$18,791	$21,566	$22,189
3/31/2023	$15,855	$18,199	$20,417	$23,004
4/30/2023	$15,984	$18,201	$20,198	$23,363
5/31/2023	$15,345	$17,393	$19,467	$23,464
6/30/2023	$16,623	$18,902	$21,341	$25,015
7/31/2023	$17,231	$19,725	$22,296	$25,818
8/31/2023	$16,989	$19,027	$21,460	$25,407
9/30/2023	$16,219	$18,059	$20,226	$24,196
10/31/2023	$15,589	$17,164	$19,037	$23,687
11/30/2023	$16,983	$18,783	$20,857	$25,850
12/31/2023	$18,057	$20,246	$22,981	$27,025
1/31/2024	$18,103	$19,884	$22,270	$27,479
2/29/2024	$19,085	$20,833	$22,702	$28,946
3/31/2024	$20,096	$21,911	$23,928	$29,878
4/30/2024	$19,017	$20,765	$22,481	$28,657
5/31/2024	$19,750	$21,510	$23,532	$30,078
6/30/2024	$19,301	$21,166	$23,085	$31,157
7/31/2024	$20,319	$22,445	$24,831	$31,537
8/31/2024	$20,740	$22,868	$24,989	$32,302
9/30/2024	$21,012	$23,299	$25,281	$32,992
10/31/2024	$20,819	$23,006	$25,269	$32,692
11/30/2024	$22,285	$24,699	$27,506	$34,611
12/31/2024	$20,805	$22,892	$25,673	$33,786
1/31/2025	$21,702	$23,697	$26,689	$34,727
2/28/2025	$21,060	$23,265	$25,876	$34,274
3/31/2025	$20,013	$22,409	$24,723	$32,343
4/30/2025	$19,353	$21,853	$23,645	$32,124
5/31/2025	$19,995	$22,806	$24,717	$34,146
6/30/2025	$20,643	$23,607	$25,645	$35,882
7/31/2025	$20,981	$24,030	$25,904	$36,687
8/31/2025	$21,487	$24,751	$27,095	$37,431
9/30/2025	$21,850	$25,066	$27,062	$38,797
10/31/2025	$21,649	$24,814	$26,706	$39,706
11/30/2025	$22,369	$25,406	$27,525	$39,803
12/31/2025	$22,349	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	7.42%	10.48%	8.37%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000188260
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class F3
Trading Symbol	LOVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.60%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,130	$10,048	$10,067	$10,112
5/31/2017	$10,116	$10,017	$9,914	$10,254
6/30/2017	$10,192	$10,166	$10,126	$10,318
7/31/2017	$10,264	$10,301	$10,224	$10,530
8/31/2017	$10,007	$10,109	$10,012	$10,562
9/30/2017	$10,212	$10,384	$10,456	$10,780
10/31/2017	$10,308	$10,468	$10,561	$11,032
11/30/2017	$10,479	$10,822	$10,953	$11,370
12/31/2017	$10,494	$10,956	$11,017	$11,496
1/31/2018	$10,730	$11,207	$11,163	$12,155
2/28/2018	$10,272	$10,655	$10,597	$11,707
3/31/2018	$10,317	$10,682	$10,686	$11,409
4/30/2018	$10,367	$10,735	$10,756	$11,453
5/31/2018	$10,490	$10,851	$11,211	$11,729
6/30/2018	$10,430	$10,939	$11,258	$11,801
7/31/2018	$10,738	$11,236	$11,501	$12,240
8/31/2018	$10,911	$11,389	$11,795	$12,639
9/30/2018	$10,865	$11,299	$11,682	$12,711
10/31/2018	$9,888	$10,485	$10,645	$11,842
11/30/2018	$10,050	$10,736	$10,953	$12,083
12/31/2018	$8,999	$9,609	$9,709	$10,992
1/31/2019	$9,937	$10,599	$10,845	$11,873
2/28/2019	$10,276	$10,936	$11,272	$12,254
3/31/2019	$10,216	$10,990	$11,070	$12,493
4/30/2019	$10,627	$11,353	$11,598	$12,998
5/31/2019	$9,692	$10,624	$10,477	$12,172
6/30/2019	$10,370	$11,341	$11,346	$13,030
7/31/2019	$10,529	$11,436	$11,474	$13,218
8/31/2019	$10,077	$11,032	$10,857	$13,008
9/30/2019	$10,526	$11,480	$11,397	$13,252
10/31/2019	$10,495	$11,542	$11,549	$13,539
11/30/2019	$10,778	$11,849	$11,870	$14,030
12/31/2019	$11,101	$12,210	$12,241	$14,453
1/31/2020	$10,781	$11,972	$11,736	$14,448
2/29/2020	$9,747	$10,787	$10,486	$13,258
3/31/2020	$7,731	$8,338	$7,945	$11,621
4/30/2020	$8,741	$9,452	$9,085	$13,111
5/31/2020	$9,182	$9,890	$9,565	$13,735
6/30/2020	$9,299	$10,002	$9,673	$14,008
7/31/2020	$9,556	$10,474	$9,937	$14,798
8/31/2020	$9,701	$10,889	$10,316	$15,862
9/30/2020	$9,307	$10,642	$9,867	$15,259
10/31/2020	$9,498	$10,741	$10,212	$14,853
11/30/2020	$10,937	$12,249	$11,905	$16,479
12/31/2020	$11,446	$12,816	$12,698	$17,113
1/31/2021	$11,442	$12,787	$12,845	$16,940
2/28/2021	$12,233	$13,777	$14,070	$17,407
3/31/2021	$13,056	$14,489	$15,038	$18,169
4/30/2021	$13,808	$15,189	$15,761	$19,139
5/31/2021	$13,895	$15,489	$16,066	$19,273
6/30/2021	$13,618	$15,309	$15,615	$19,723
7/31/2021	$13,634	$15,404	$15,586	$20,191
8/31/2021	$13,943	$15,734	$15,960	$20,805
9/30/2021	$13,591	$15,154	$15,365	$19,838
10/31/2021	$14,307	$15,961	$16,046	$21,227
11/30/2021	$13,903	$15,476	$15,664	$21,080
12/31/2021	$14,798	$16,448	$16,590	$22,025
1/31/2022	$14,102	$15,746	$15,933	$20,885
2/28/2022	$14,189	$15,672	$16,133	$20,260
3/31/2022	$14,284	$16,148	$16,490	$21,012
4/30/2022	$13,320	$15,189	$15,398	$19,180
5/31/2022	$13,653	$15,480	$15,728	$19,215
6/30/2022	$12,265	$13,779	$14,266	$17,629
7/31/2022	$13,223	$14,964	$15,578	$19,254
8/31/2022	$12,890	$14,507	$15,134	$18,469
9/30/2022	$11,734	$13,099	$13,694	$16,768
10/31/2022	$12,982	$14,337	$15,273	$18,126
11/30/2022	$13,749	$15,243	$16,260	$19,139
12/31/2022	$13,202	$14,469	$15,440	$18,036
1/31/2023	$14,157	$15,637	$17,199	$19,169
2/28/2023	$13,899	$15,137	$16,718	$18,702
3/31/2023	$13,424	$14,660	$15,828	$19,388
4/30/2023	$13,532	$14,661	$15,658	$19,691
5/31/2023	$12,995	$14,011	$15,091	$19,777
6/30/2023	$14,078	$15,226	$16,544	$21,083
7/31/2023	$14,598	$15,889	$17,285	$21,761
8/31/2023	$14,395	$15,326	$16,637	$21,414
9/30/2023	$13,743	$14,547	$15,680	$20,393
10/31/2023	$13,214	$13,826	$14,758	$19,964
11/30/2023	$14,395	$15,130	$16,169	$21,788
12/31/2023	$15,307	$16,308	$17,816	$22,777
1/31/2024	$15,346	$16,016	$17,265	$23,160
2/29/2024	$16,181	$16,781	$17,599	$24,397
3/31/2024	$17,041	$17,650	$18,549	$25,182
4/30/2024	$16,129	$16,726	$17,428	$24,153
5/31/2024	$16,755	$17,327	$18,243	$25,351
6/30/2024	$16,377	$17,049	$17,896	$26,260
7/31/2024	$17,243	$18,079	$19,250	$26,580
8/31/2024	$17,602	$18,420	$19,372	$27,225
9/30/2024	$17,841	$18,767	$19,599	$27,806
10/31/2024	$17,679	$18,532	$19,590	$27,554
11/30/2024	$18,926	$19,896	$21,323	$29,172
12/31/2024	$17,670	$18,440	$19,902	$28,476
1/31/2025	$18,436	$19,088	$20,690	$29,269
2/28/2025	$17,890	$18,740	$20,060	$28,887
3/31/2025	$17,009	$18,050	$19,166	$27,260
4/30/2025	$16,447	$17,603	$18,330	$27,075
5/31/2025	$16,998	$18,371	$19,162	$28,779
6/30/2025	$17,549	$19,016	$19,881	$30,243
7/31/2025	$17,839	$19,357	$20,082	$30,921
8/31/2025	$18,276	$19,937	$21,005	$31,548
9/30/2025	$18,587	$20,191	$20,979	$32,700
10/31/2025	$18,417	$19,988	$20,703	$33,465
11/30/2025	$19,029	$20,465	$21,338	$33,547
12/31/2025	$19,013	$20,477	$21,411	$33,568

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.60%	10.68%	7.63%
Russell Midcap Value Index	11.05%	9.83%	8.54%
S&P MidCap 400 Value Index	7.58%	11.01%	9.10%
S&P 500 Index	17.88%	14.42%	14.86%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000003862
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class I
Trading Symbol	LMCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.54%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,340	$9,447	$9,445	$9,504
2/29/2016	$9,344	$9,514	$9,657	$9,491
3/31/2016	$10,195	$10,392	$10,636	$10,135
4/30/2016	$10,383	$10,615	$10,819	$10,174
5/31/2016	$10,639	$10,789	$10,973	$10,357
6/30/2016	$10,582	$10,887	$11,026	$10,384
7/31/2016	$10,937	$11,349	$11,477	$10,766
8/31/2016	$11,002	$11,324	$11,522	$10,782
9/30/2016	$11,039	$11,372	$11,524	$10,784
10/31/2016	$10,840	$11,096	$11,283	$10,587
11/30/2016	$11,528	$11,790	$12,409	$10,979
12/31/2016	$11,690	$12,000	$12,653	$11,196
1/31/2017	$11,883	$12,202	$12,827	$11,408
2/28/2017	$12,092	$12,543	$13,082	$11,861
3/31/2017	$11,994	$12,451	$12,989	$11,875
4/30/2017	$12,117	$12,475	$12,986	$11,997
5/31/2017	$12,101	$12,436	$12,788	$12,166
6/30/2017	$12,187	$12,621	$13,062	$12,242
7/31/2017	$12,277	$12,788	$13,188	$12,494
8/31/2017	$11,965	$12,549	$12,915	$12,532
9/30/2017	$12,211	$12,892	$13,488	$12,790
10/31/2017	$12,322	$12,995	$13,623	$13,089
11/30/2017	$12,527	$13,435	$14,129	$13,490
12/31/2017	$12,542	$13,601	$14,211	$13,640
1/31/2018	$12,826	$13,913	$14,399	$14,421
2/28/2018	$12,276	$13,228	$13,670	$13,890
3/31/2018	$12,331	$13,261	$13,784	$13,537
4/30/2018	$12,390	$13,326	$13,874	$13,589
5/31/2018	$12,538	$13,471	$14,461	$13,916
6/30/2018	$12,466	$13,580	$14,522	$14,002
7/31/2018	$12,831	$13,949	$14,836	$14,523
8/31/2018	$13,038	$14,139	$15,215	$14,996
9/30/2018	$12,983	$14,027	$15,069	$15,081
10/31/2018	$11,808	$13,017	$13,732	$14,050
11/30/2018	$12,002	$13,329	$14,128	$14,337
12/31/2018	$10,744	$11,930	$12,524	$13,042
1/31/2019	$11,864	$13,158	$13,989	$14,087
2/28/2019	$12,266	$13,576	$14,540	$14,540
3/31/2019	$12,194	$13,644	$14,280	$14,822
4/30/2019	$12,682	$14,094	$14,960	$15,422
5/31/2019	$11,571	$13,189	$13,515	$14,442
6/30/2019	$12,374	$14,080	$14,636	$15,460
7/31/2019	$12,565	$14,197	$14,800	$15,682
8/31/2019	$12,023	$13,696	$14,005	$15,434
9/30/2019	$12,556	$14,252	$14,701	$15,723
10/31/2019	$12,520	$14,328	$14,897	$16,063
11/30/2019	$12,863	$14,710	$15,312	$16,646
12/31/2019	$13,244	$15,158	$15,790	$17,149
1/31/2020	$12,865	$14,863	$15,138	$17,142
2/29/2020	$11,626	$13,391	$13,526	$15,731
3/31/2020	$9,219	$10,352	$10,249	$13,788
4/30/2020	$10,425	$11,734	$11,719	$15,555
5/31/2020	$10,948	$12,278	$12,339	$16,296
6/30/2020	$11,089	$12,417	$12,477	$16,620
7/31/2020	$11,392	$13,003	$12,818	$17,558
8/31/2020	$11,561	$13,518	$13,307	$18,820
9/30/2020	$11,093	$13,211	$12,728	$18,105
10/31/2020	$11,318	$13,334	$13,173	$17,623
11/30/2020	$13,038	$15,207	$15,357	$19,552
12/31/2020	$13,640	$15,910	$16,379	$20,304
1/31/2021	$13,636	$15,874	$16,569	$20,099
2/28/2021	$14,575	$17,104	$18,149	$20,653
3/31/2021	$15,556	$17,987	$19,398	$21,558
4/30/2021	$16,453	$18,857	$20,331	$22,708
5/31/2021	$16,557	$19,229	$20,724	$22,867
6/30/2021	$16,225	$19,005	$20,142	$23,401
7/31/2021	$16,239	$19,123	$20,105	$23,956
8/31/2021	$16,609	$19,532	$20,588	$24,685
9/30/2021	$16,187	$18,813	$19,820	$23,537
10/31/2021	$17,041	$19,815	$20,698	$25,186
11/30/2021	$16,557	$19,213	$20,206	$25,011
12/31/2021	$17,621	$20,419	$21,400	$26,132
1/31/2022	$16,787	$19,547	$20,552	$24,780
2/28/2022	$16,891	$19,456	$20,811	$24,038
3/31/2022	$17,005	$20,047	$21,271	$24,931
4/30/2022	$15,860	$18,856	$19,862	$22,757
5/31/2022	$16,254	$19,218	$20,288	$22,798
6/30/2022	$14,601	$17,105	$18,402	$20,916
7/31/2022	$15,739	$18,578	$20,094	$22,845
8/31/2022	$15,339	$18,009	$19,521	$21,913
9/30/2022	$13,963	$16,262	$17,664	$19,895
10/31/2022	$15,450	$17,799	$19,701	$21,506
11/30/2022	$16,358	$18,924	$20,975	$22,708
12/31/2022	$15,709	$17,962	$19,916	$21,399
1/31/2023	$16,843	$19,413	$22,186	$22,744
2/28/2023	$16,533	$18,791	$21,566	$22,189
3/31/2023	$15,969	$18,199	$20,417	$23,004
4/30/2023	$16,093	$18,201	$20,198	$23,363
5/31/2023	$15,455	$17,393	$19,467	$23,464
6/30/2023	$16,742	$18,902	$21,341	$25,015
7/31/2023	$17,354	$19,725	$22,296	$25,818
8/31/2023	$17,111	$19,027	$21,460	$25,407
9/30/2023	$16,335	$18,059	$20,226	$24,196
10/31/2023	$15,707	$17,164	$19,037	$23,687
11/30/2023	$17,111	$18,783	$20,857	$25,850
12/31/2023	$18,192	$20,246	$22,981	$27,025
1/31/2024	$18,238	$19,884	$22,270	$27,479
2/29/2024	$19,234	$20,833	$22,702	$28,946
3/31/2024	$20,254	$21,911	$23,928	$29,878
4/30/2024	$19,166	$20,765	$22,481	$28,657
5/31/2024	$19,910	$21,510	$23,532	$30,078
6/30/2024	$19,458	$21,166	$23,085	$31,157
7/31/2024	$20,485	$22,445	$24,831	$31,537
8/31/2024	$20,909	$22,868	$24,989	$32,302
9/30/2024	$21,190	$23,299	$25,281	$32,992
10/31/2024	$20,995	$23,006	$25,269	$32,692
11/30/2024	$22,475	$24,699	$27,506	$34,611
12/31/2024	$20,979	$22,892	$25,673	$33,786
1/31/2025	$21,892	$23,697	$26,689	$34,727
2/28/2025	$21,244	$23,265	$25,876	$34,274
3/31/2025	$20,192	$22,409	$24,723	$32,343
4/30/2025	$19,524	$21,853	$23,645	$32,124
5/31/2025	$20,173	$22,806	$24,717	$34,146
6/30/2025	$20,828	$23,607	$25,645	$35,882
7/31/2025	$21,176	$24,030	$25,904	$36,687
8/31/2025	$21,687	$24,751	$27,095	$37,431
9/30/2025	$22,054	$25,066	$27,062	$38,797
10/31/2025	$21,858	$24,814	$26,706	$39,706
11/30/2025	$22,579	$25,406	$27,525	$39,803
12/31/2025	$22,561	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	7.54%	10.59%	8.48%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000003861
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class P
Trading Symbol	LMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.05%, reflecting performance at the net asset value (NAV) of Class P shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,338	$9,447	$9,445	$9,504
2/29/2016	$9,338	$9,514	$9,657	$9,491
3/31/2016	$10,183	$10,392	$10,636	$10,135
4/30/2016	$10,366	$10,615	$10,819	$10,174
5/31/2016	$10,616	$10,789	$10,973	$10,357
6/30/2016	$10,558	$10,887	$11,026	$10,384
7/31/2016	$10,904	$11,349	$11,477	$10,766
8/31/2016	$10,967	$11,324	$11,522	$10,782
9/30/2016	$11,000	$11,372	$11,524	$10,784
10/31/2016	$10,796	$11,096	$11,283	$10,587
11/30/2016	$11,475	$11,790	$12,409	$10,979
12/31/2016	$11,635	$12,000	$12,653	$11,196
1/31/2017	$11,823	$12,202	$12,827	$11,408
2/28/2017	$12,028	$12,543	$13,082	$11,861
3/31/2017	$11,923	$12,451	$12,989	$11,875
4/30/2017	$12,040	$12,475	$12,986	$11,997
5/31/2017	$12,020	$12,436	$12,788	$12,166
6/30/2017	$12,103	$12,621	$13,062	$12,242
7/31/2017	$12,186	$12,788	$13,188	$12,494
8/31/2017	$11,873	$12,549	$12,915	$12,532
9/30/2017	$12,111	$12,892	$13,488	$12,790
10/31/2017	$12,220	$12,995	$13,623	$13,089
11/30/2017	$12,416	$13,435	$14,129	$13,490
12/31/2017	$12,430	$13,601	$14,211	$13,640
1/31/2018	$12,705	$13,913	$14,399	$14,421
2/28/2018	$12,156	$13,228	$13,670	$13,890
3/31/2018	$12,203	$13,261	$13,784	$13,537
4/30/2018	$12,259	$13,326	$13,874	$13,589
5/31/2018	$12,400	$13,471	$14,461	$13,916
6/30/2018	$12,323	$13,580	$14,522	$14,002
7/31/2018	$12,685	$13,949	$14,836	$14,523
8/31/2018	$12,882	$14,139	$15,215	$14,996
9/30/2018	$12,822	$14,027	$15,069	$15,081
10/31/2018	$11,655	$13,017	$13,732	$14,050
11/30/2018	$11,844	$13,329	$14,128	$14,337
12/31/2018	$10,602	$11,930	$12,524	$13,042
1/31/2019	$11,696	$13,158	$13,989	$14,087
2/28/2019	$12,093	$13,576	$14,540	$14,540
3/31/2019	$12,016	$13,644	$14,280	$14,822
4/30/2019	$12,494	$14,094	$14,960	$15,422
5/31/2019	$11,391	$13,189	$13,515	$14,442
6/30/2019	$12,180	$14,080	$14,636	$15,460
7/31/2019	$12,363	$14,197	$14,800	$15,682
8/31/2019	$11,825	$13,696	$14,005	$15,434
9/30/2019	$12,345	$14,252	$14,701	$15,723
10/31/2019	$12,304	$14,328	$14,897	$16,063
11/30/2019	$12,632	$14,710	$15,312	$16,646
12/31/2019	$13,008	$15,158	$15,790	$17,149
1/31/2020	$12,627	$14,863	$15,138	$17,142
2/29/2020	$11,410	$13,391	$13,526	$15,731
3/31/2020	$9,045	$10,352	$10,249	$13,788
4/30/2020	$10,220	$11,734	$11,719	$15,555
5/31/2020	$10,733	$12,278	$12,339	$16,296
6/30/2020	$10,864	$12,417	$12,477	$16,620
7/31/2020	$11,156	$13,003	$12,818	$17,558
8/31/2020	$11,320	$13,518	$13,307	$18,820
9/30/2020	$10,860	$13,211	$12,728	$18,105
10/31/2020	$11,076	$13,334	$13,173	$17,623
11/30/2020	$12,749	$15,207	$15,357	$19,552
12/31/2020	$13,334	$15,910	$16,379	$20,304
1/31/2021	$13,325	$15,874	$16,569	$20,099
2/28/2021	$14,237	$17,104	$18,149	$20,653
3/31/2021	$15,191	$17,987	$19,398	$21,558
4/30/2021	$16,061	$18,857	$20,331	$22,708
5/31/2021	$16,156	$19,229	$20,724	$22,867
6/30/2021	$15,828	$19,005	$20,142	$23,401
7/31/2021	$15,833	$19,123	$20,105	$23,956
8/31/2021	$16,189	$19,532	$20,588	$24,685
9/30/2021	$15,771	$18,813	$19,820	$23,537
10/31/2021	$16,598	$19,815	$20,698	$25,186
11/30/2021	$16,118	$19,213	$20,206	$25,011
12/31/2021	$17,153	$20,419	$21,400	$26,132
1/31/2022	$16,335	$19,547	$20,552	$24,780
2/28/2022	$16,428	$19,456	$20,811	$24,038
3/31/2022	$16,531	$20,047	$21,271	$24,931
4/30/2022	$15,413	$18,856	$19,862	$22,757
5/31/2022	$15,791	$19,218	$20,288	$22,798
6/30/2022	$14,176	$17,105	$18,402	$20,916
7/31/2022	$15,276	$18,578	$20,094	$22,845
8/31/2022	$14,883	$18,009	$19,521	$21,913
9/30/2022	$13,543	$16,262	$17,664	$19,895
10/31/2022	$14,977	$17,799	$19,701	$21,506
11/30/2022	$15,854	$18,924	$20,975	$22,708
12/31/2022	$15,220	$17,962	$19,916	$21,399
1/31/2023	$16,311	$19,413	$22,186	$22,744
2/28/2023	$16,002	$18,791	$21,566	$22,189
3/31/2023	$15,451	$18,199	$20,417	$23,004
4/30/2023	$15,569	$18,201	$20,198	$23,363
5/31/2023	$14,944	$17,393	$19,467	$23,464
6/30/2023	$16,182	$18,902	$21,341	$25,015
7/31/2023	$16,770	$19,725	$22,296	$25,818
8/31/2023	$16,527	$19,027	$21,460	$25,407
9/30/2023	$15,777	$18,059	$20,226	$24,196
10/31/2023	$15,161	$17,164	$19,037	$23,687
11/30/2023	$16,510	$18,783	$20,857	$25,850
12/31/2023	$17,545	$20,246	$22,981	$27,025
1/31/2024	$17,584	$19,884	$22,270	$27,479
2/29/2024	$18,534	$20,833	$22,702	$28,946
3/31/2024	$19,512	$21,911	$23,928	$29,878
4/30/2024	$18,460	$20,765	$22,481	$28,657
5/31/2024	$19,165	$21,510	$23,532	$30,078
6/30/2024	$18,722	$21,166	$23,085	$31,157
7/31/2024	$19,706	$22,445	$24,831	$31,537
8/31/2024	$20,110	$22,868	$24,989	$32,302
9/30/2024	$20,371	$23,299	$25,281	$32,992
10/31/2024	$20,172	$23,006	$25,269	$32,692
11/30/2024	$21,588	$24,699	$27,506	$34,611
12/31/2024	$20,145	$22,892	$25,673	$33,786
1/31/2025	$21,012	$23,697	$26,689	$34,727
2/28/2025	$20,382	$23,265	$25,876	$34,274
3/31/2025	$19,365	$22,409	$24,723	$32,343
4/30/2025	$18,716	$21,853	$23,645	$32,124
5/31/2025	$19,334	$22,806	$24,717	$34,146
6/30/2025	$19,958	$23,607	$25,645	$35,882
7/31/2025	$20,277	$24,030	$25,904	$36,687
8/31/2025	$20,765	$24,751	$27,095	$37,431
9/30/2025	$21,103	$25,066	$27,062	$38,797
10/31/2025	$20,908	$24,814	$26,706	$39,706
11/30/2025	$21,590	$25,406	$27,525	$39,803
12/31/2025	$21,566	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	7.05%	10.09%	7.99%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054847
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R2
Trading Symbol	LMCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 6.91%, reflecting performance at the net asset value (NAV) of Class R2 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,337	$9,447	$9,445	$9,504
2/29/2016	$9,337	$9,514	$9,657	$9,491
3/31/2016	$10,180	$10,392	$10,636	$10,135
4/30/2016	$10,360	$10,615	$10,819	$10,174
5/31/2016	$10,614	$10,789	$10,973	$10,357
6/30/2016	$10,553	$10,887	$11,026	$10,384
7/31/2016	$10,897	$11,349	$11,477	$10,766
8/31/2016	$10,959	$11,324	$11,522	$10,782
9/30/2016	$10,991	$11,372	$11,524	$10,784
10/31/2016	$10,787	$11,096	$11,283	$10,587
11/30/2016	$11,462	$11,790	$12,409	$10,979
12/31/2016	$11,620	$12,000	$12,653	$11,196
1/31/2017	$11,809	$12,202	$12,827	$11,408
2/28/2017	$12,010	$12,543	$13,082	$11,861
3/31/2017	$11,903	$12,451	$12,989	$11,875
4/30/2017	$12,018	$12,475	$12,986	$11,997
5/31/2017	$11,998	$12,436	$12,788	$12,166
6/30/2017	$12,080	$12,621	$13,062	$12,242
7/31/2017	$12,162	$12,788	$13,188	$12,494
8/31/2017	$11,845	$12,549	$12,915	$12,532
9/30/2017	$12,084	$12,892	$13,488	$12,790
10/31/2017	$12,191	$12,995	$13,623	$13,089
11/30/2017	$12,384	$13,435	$14,129	$13,490
12/31/2017	$12,396	$13,601	$14,211	$13,640
1/31/2018	$12,670	$13,913	$14,399	$14,421
2/28/2018	$12,118	$13,228	$13,670	$13,890
3/31/2018	$12,168	$13,261	$13,784	$13,537
4/30/2018	$12,219	$13,326	$13,874	$13,589
5/31/2018	$12,358	$13,471	$14,461	$13,916
6/30/2018	$12,282	$13,580	$14,522	$14,002
7/31/2018	$12,637	$13,949	$14,836	$14,523
8/31/2018	$12,831	$14,139	$15,215	$14,996
9/30/2018	$12,772	$14,027	$15,069	$15,081
10/31/2018	$11,609	$13,017	$13,732	$14,050
11/30/2018	$11,794	$13,329	$14,128	$14,337
12/31/2018	$10,557	$11,930	$12,524	$13,042
1/31/2019	$11,646	$13,158	$13,989	$14,087
2/28/2019	$12,036	$13,576	$14,540	$14,540
3/31/2019	$11,960	$13,644	$14,280	$14,822
4/30/2019	$12,431	$14,094	$14,960	$15,422
5/31/2019	$11,337	$13,189	$13,515	$14,442
6/30/2019	$12,117	$14,080	$14,636	$15,460
7/31/2019	$12,297	$14,197	$14,800	$15,682
8/31/2019	$11,759	$13,696	$14,005	$15,434
9/30/2019	$12,280	$14,252	$14,701	$15,723
10/31/2019	$12,235	$14,328	$14,897	$16,063
11/30/2019	$12,562	$14,710	$15,312	$16,646
12/31/2019	$12,927	$15,158	$15,790	$17,149
1/31/2020	$12,551	$14,863	$15,138	$17,142
2/29/2020	$11,339	$13,391	$13,526	$15,731
3/31/2020	$8,984	$10,352	$10,249	$13,788
4/30/2020	$10,155	$11,734	$11,719	$15,555
5/31/2020	$10,660	$12,278	$12,339	$16,296
6/30/2020	$10,793	$12,417	$12,477	$16,620
7/31/2020	$11,082	$13,003	$12,818	$17,558
8/31/2020	$11,243	$13,518	$13,307	$18,820
9/30/2020	$10,779	$13,211	$12,728	$18,105
10/31/2020	$10,995	$13,334	$13,173	$17,623
11/30/2020	$12,657	$15,207	$15,357	$19,552
12/31/2020	$13,234	$15,910	$16,379	$20,304
1/31/2021	$13,225	$15,874	$16,569	$20,099
2/28/2021	$14,128	$17,104	$18,149	$20,653
3/31/2021	$15,073	$17,987	$19,398	$21,558
4/30/2021	$15,934	$18,857	$20,331	$22,708
5/31/2021	$16,027	$19,229	$20,724	$22,867
6/30/2021	$15,698	$19,005	$20,142	$23,401
7/31/2021	$15,702	$19,123	$20,105	$23,956
8/31/2021	$16,054	$19,532	$20,588	$24,685
9/30/2021	$15,638	$18,813	$19,820	$23,537
10/31/2021	$16,453	$19,815	$20,698	$25,186
11/30/2021	$15,976	$19,213	$20,206	$25,011
12/31/2021	$17,000	$20,419	$21,400	$26,132
1/31/2022	$16,185	$19,547	$20,552	$24,780
2/28/2022	$16,276	$19,456	$20,811	$24,038
3/31/2022	$16,381	$20,047	$21,271	$24,931
4/30/2022	$15,264	$18,856	$19,862	$22,757
5/31/2022	$15,637	$19,218	$20,288	$22,798
6/30/2022	$14,042	$17,105	$18,402	$20,916
7/31/2022	$15,127	$18,578	$20,094	$22,845
8/31/2022	$14,739	$18,009	$19,521	$21,913
9/30/2022	$13,407	$16,262	$17,664	$19,895
10/31/2022	$14,826	$17,799	$19,701	$21,506
11/30/2022	$15,693	$18,924	$20,975	$22,708
12/31/2022	$15,063	$17,962	$19,916	$21,399
1/31/2023	$16,136	$19,413	$22,186	$22,744
2/28/2023	$15,837	$18,791	$21,566	$22,189
3/31/2023	$15,286	$18,199	$20,417	$23,004
4/30/2023	$15,401	$18,201	$20,198	$23,363
5/31/2023	$14,780	$17,393	$19,467	$23,464
6/30/2023	$16,000	$18,902	$21,341	$25,015
7/31/2023	$16,581	$19,725	$22,296	$25,818
8/31/2023	$16,340	$19,027	$21,460	$25,407
9/30/2023	$15,591	$18,059	$20,226	$24,196
10/31/2023	$14,984	$17,164	$19,037	$23,687
11/30/2023	$16,313	$18,783	$20,857	$25,850
12/31/2023	$17,341	$20,246	$22,981	$27,025
1/31/2024	$17,374	$19,884	$22,270	$27,479
2/29/2024	$18,309	$20,833	$22,702	$28,946
3/31/2024	$19,272	$21,911	$23,928	$29,878
4/30/2024	$18,227	$20,765	$22,481	$28,657
5/31/2024	$18,926	$21,510	$23,532	$30,078
6/30/2024	$18,485	$21,166	$23,085	$31,157
7/31/2024	$19,454	$22,445	$24,831	$31,537
8/31/2024	$19,850	$22,868	$24,989	$32,302
9/30/2024	$20,103	$23,299	$25,281	$32,992
10/31/2024	$19,910	$23,006	$25,269	$32,692
11/30/2024	$21,302	$24,699	$27,506	$34,611
12/31/2024	$19,876	$22,892	$25,673	$33,786
1/31/2025	$20,724	$23,697	$26,689	$34,727
2/28/2025	$20,105	$23,265	$25,876	$34,274
3/31/2025	$19,100	$22,409	$24,723	$32,343
4/30/2025	$18,457	$21,853	$23,645	$32,124
5/31/2025	$19,064	$22,806	$24,717	$34,146
6/30/2025	$19,678	$23,607	$25,645	$35,882
7/31/2025	$19,986	$24,030	$25,904	$36,687
8/31/2025	$20,468	$24,751	$27,095	$37,431
9/30/2025	$20,800	$25,066	$27,062	$38,797
10/31/2025	$20,599	$24,814	$26,706	$39,706
11/30/2025	$21,275	$25,406	$27,525	$39,803
12/31/2025	$21,249	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.91%	9.93%	7.83%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000054848
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R3
Trading Symbol	LMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$130	1.26%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.03%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,335	$9,447	$9,445	$9,504
2/29/2016	$9,335	$9,514	$9,657	$9,491
3/31/2016	$10,180	$10,392	$10,636	$10,135
4/30/2016	$10,363	$10,615	$10,819	$10,174
5/31/2016	$10,616	$10,789	$10,973	$10,357
6/30/2016	$10,555	$10,887	$11,026	$10,384
7/31/2016	$10,902	$11,349	$11,477	$10,766
8/31/2016	$10,964	$11,324	$11,522	$10,782
9/30/2016	$10,996	$11,372	$11,524	$10,784
10/31/2016	$10,792	$11,096	$11,283	$10,587
11/30/2016	$11,474	$11,790	$12,409	$10,979
12/31/2016	$11,629	$12,000	$12,653	$11,196
1/31/2017	$11,818	$12,202	$12,827	$11,408
2/28/2017	$12,023	$12,543	$13,082	$11,861
3/31/2017	$11,916	$12,451	$12,989	$11,875
4/30/2017	$12,035	$12,475	$12,986	$11,997
5/31/2017	$12,015	$12,436	$12,788	$12,166
6/30/2017	$12,096	$12,621	$13,062	$12,242
7/31/2017	$12,178	$12,788	$13,188	$12,494
8/31/2017	$11,867	$12,549	$12,915	$12,532
9/30/2017	$12,104	$12,892	$13,488	$12,790
10/31/2017	$12,211	$12,995	$13,623	$13,089
11/30/2017	$12,408	$13,435	$14,129	$13,490
12/31/2017	$12,416	$13,601	$14,211	$13,640
1/31/2018	$12,693	$13,913	$14,399	$14,421
2/28/2018	$12,143	$13,228	$13,670	$13,890
3/31/2018	$12,193	$13,261	$13,784	$13,537
4/30/2018	$12,248	$13,326	$13,874	$13,589
5/31/2018	$12,387	$13,471	$14,461	$13,916
6/30/2018	$12,311	$13,580	$14,522	$14,002
7/31/2018	$12,673	$13,949	$14,836	$14,523
8/31/2018	$12,870	$14,139	$15,215	$14,996
9/30/2018	$12,807	$14,027	$15,069	$15,081
10/31/2018	$11,653	$13,017	$13,732	$14,050
11/30/2018	$11,838	$13,329	$14,128	$14,337
12/31/2018	$10,596	$11,930	$12,524	$13,042
1/31/2019	$11,692	$13,158	$13,989	$14,087
2/28/2019	$12,088	$13,576	$14,540	$14,540
3/31/2019	$12,008	$13,644	$14,280	$14,822
4/30/2019	$12,485	$14,094	$14,960	$15,422
5/31/2019	$11,384	$13,189	$13,515	$14,442
6/30/2019	$12,173	$14,080	$14,636	$15,460
7/31/2019	$12,357	$14,197	$14,800	$15,682
8/31/2019	$11,817	$13,696	$14,005	$15,434
9/30/2019	$12,339	$14,252	$14,701	$15,723
10/31/2019	$12,294	$14,328	$14,897	$16,063
11/30/2019	$12,624	$14,710	$15,312	$16,646
12/31/2019	$12,996	$15,158	$15,790	$17,149
1/31/2020	$12,615	$14,863	$15,138	$17,142
2/29/2020	$11,399	$13,391	$13,526	$15,731
3/31/2020	$9,036	$10,352	$10,249	$13,788
4/30/2020	$10,210	$11,734	$11,719	$15,555
5/31/2020	$10,720	$12,278	$12,339	$16,296
6/30/2020	$10,853	$12,417	$12,477	$16,620
7/31/2020	$11,147	$13,003	$12,818	$17,558
8/31/2020	$11,307	$13,518	$13,307	$18,820
9/30/2020	$10,844	$13,211	$12,728	$18,105
10/31/2020	$11,059	$13,334	$13,173	$17,623
11/30/2020	$12,734	$15,207	$15,357	$19,552
12/31/2020	$13,316	$15,910	$16,379	$20,304
1/31/2021	$13,306	$15,874	$16,569	$20,099
2/28/2021	$14,219	$17,104	$18,149	$20,653
3/31/2021	$15,169	$17,987	$19,398	$21,558
4/30/2021	$16,040	$18,857	$20,331	$22,708
5/31/2021	$16,132	$19,229	$20,724	$22,867
6/30/2021	$15,803	$19,005	$20,142	$23,401
7/31/2021	$15,808	$19,123	$20,105	$23,956
8/31/2021	$16,160	$19,532	$20,588	$24,685
9/30/2021	$15,743	$18,813	$19,820	$23,537
10/31/2021	$16,568	$19,815	$20,698	$25,186
11/30/2021	$16,091	$19,213	$20,206	$25,011
12/31/2021	$17,121	$20,419	$21,400	$26,132
1/31/2022	$16,305	$19,547	$20,552	$24,780
2/28/2022	$16,396	$19,456	$20,811	$24,038
3/31/2022	$16,501	$20,047	$21,271	$24,931
4/30/2022	$15,378	$18,856	$19,862	$22,757
5/31/2022	$15,756	$19,218	$20,288	$22,798
6/30/2022	$14,149	$17,105	$18,402	$20,916
7/31/2022	$15,245	$18,578	$20,094	$22,845
8/31/2022	$14,852	$18,009	$19,521	$21,913
9/30/2022	$13,514	$16,262	$17,664	$19,895
10/31/2022	$14,944	$17,799	$19,701	$21,506
11/30/2022	$15,822	$18,924	$20,975	$22,708
12/31/2022	$15,185	$17,962	$19,916	$21,399
1/31/2023	$16,271	$19,413	$22,186	$22,744
2/28/2023	$15,965	$18,791	$21,566	$22,189
3/31/2023	$15,414	$18,199	$20,417	$23,004
4/30/2023	$15,529	$18,201	$20,198	$23,363
5/31/2023	$14,907	$17,393	$19,467	$23,464
6/30/2023	$16,140	$18,902	$21,341	$25,015
7/31/2023	$16,727	$19,725	$22,296	$25,818
8/31/2023	$16,486	$19,027	$21,460	$25,407
9/30/2023	$15,731	$18,059	$20,226	$24,196
10/31/2023	$15,123	$17,164	$19,037	$23,687
11/30/2023	$16,464	$18,783	$20,857	$25,850
12/31/2023	$17,501	$20,246	$22,981	$27,025
1/31/2024	$17,534	$19,884	$22,270	$27,479
2/29/2024	$18,482	$20,833	$22,702	$28,946
3/31/2024	$19,452	$21,911	$23,928	$29,878
4/30/2024	$18,405	$20,765	$22,481	$28,657
5/31/2024	$19,110	$21,510	$23,532	$30,078
6/30/2024	$18,669	$21,166	$23,085	$31,157
7/31/2024	$19,645	$22,445	$24,831	$31,537
8/31/2024	$20,047	$22,868	$24,989	$32,302
9/30/2024	$20,306	$23,299	$25,281	$32,992
10/31/2024	$20,108	$23,006	$25,269	$32,692
11/30/2024	$21,519	$24,699	$27,506	$34,611
12/31/2024	$20,076	$22,892	$25,673	$33,786
1/31/2025	$20,938	$23,697	$26,689	$34,727
2/28/2025	$20,311	$23,265	$25,876	$34,274
3/31/2025	$19,299	$22,409	$24,723	$32,343
4/30/2025	$18,655	$21,853	$23,645	$32,124
5/31/2025	$19,269	$22,806	$24,717	$34,146
6/30/2025	$19,884	$23,607	$25,645	$35,882
7/31/2025	$20,205	$24,030	$25,904	$36,687
8/31/2025	$20,688	$24,751	$27,095	$37,431
9/30/2025	$21,026	$25,066	$27,062	$38,797
10/31/2025	$20,832	$24,814	$26,706	$39,706
11/30/2025	$21,509	$25,406	$27,525	$39,803
12/31/2025	$21,487	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	7.03%	10.04%	7.95%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000158202
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R4
Trading Symbol	LMCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.28%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,341	$9,447	$9,445	$9,504
2/29/2016	$9,341	$9,514	$9,657	$9,491
3/31/2016	$10,190	$10,392	$10,636	$10,135
4/30/2016	$10,376	$10,615	$10,819	$10,174
5/31/2016	$10,631	$10,789	$10,973	$10,357
6/30/2016	$10,570	$10,887	$11,026	$10,384
7/31/2016	$10,923	$11,349	$11,477	$10,766
8/31/2016	$10,984	$11,324	$11,522	$10,782
9/30/2016	$11,020	$11,372	$11,524	$10,784
10/31/2016	$10,822	$11,096	$11,283	$10,587
11/30/2016	$11,502	$11,790	$12,409	$10,979
12/31/2016	$11,661	$12,000	$12,653	$11,196
1/31/2017	$11,853	$12,202	$12,827	$11,408
2/28/2017	$12,061	$12,543	$13,082	$11,861
3/31/2017	$11,959	$12,451	$12,989	$11,875
4/30/2017	$12,077	$12,475	$12,986	$11,997
5/31/2017	$12,061	$12,436	$12,788	$12,166
6/30/2017	$12,147	$12,621	$13,062	$12,242
7/31/2017	$12,228	$12,788	$13,188	$12,494
8/31/2017	$11,918	$12,549	$12,915	$12,532
9/30/2017	$12,158	$12,892	$13,488	$12,790
10/31/2017	$12,269	$12,995	$13,623	$13,089
11/30/2017	$12,468	$13,435	$14,129	$13,490
12/31/2017	$12,482	$13,601	$14,211	$13,640
1/31/2018	$12,763	$13,913	$14,399	$14,421
2/28/2018	$12,214	$13,228	$13,670	$13,890
3/31/2018	$12,265	$13,261	$13,784	$13,537
4/30/2018	$12,319	$13,326	$13,874	$13,589
5/31/2018	$12,466	$13,471	$14,461	$13,916
6/30/2018	$12,390	$13,580	$14,522	$14,002
7/31/2018	$12,752	$13,949	$14,836	$14,523
8/31/2018	$12,953	$14,139	$15,215	$14,996
9/30/2018	$12,894	$14,027	$15,069	$15,081
10/31/2018	$11,725	$13,017	$13,732	$14,050
11/30/2018	$11,918	$13,329	$14,128	$14,337
12/31/2018	$10,667	$11,930	$12,524	$13,042
1/31/2019	$11,773	$13,158	$13,989	$14,087
2/28/2019	$12,174	$13,576	$14,540	$14,540
3/31/2019	$12,098	$13,644	$14,280	$14,822
4/30/2019	$12,580	$14,094	$14,960	$15,422
5/31/2019	$11,474	$13,189	$13,515	$14,442
6/30/2019	$12,272	$14,080	$14,636	$15,460
7/31/2019	$12,456	$14,197	$14,800	$15,682
8/31/2019	$11,916	$13,696	$14,005	$15,434
9/30/2019	$12,442	$14,252	$14,701	$15,723
10/31/2019	$12,402	$14,328	$14,897	$16,063
11/30/2019	$12,737	$14,710	$15,312	$16,646
12/31/2019	$13,117	$15,158	$15,790	$17,149
1/31/2020	$12,735	$14,863	$15,138	$17,142
2/29/2020	$11,510	$13,391	$13,526	$15,731
3/31/2020	$9,122	$10,352	$10,249	$13,788
4/30/2020	$10,314	$11,734	$11,719	$15,555
5/31/2020	$10,829	$12,278	$12,339	$16,296
6/30/2020	$10,967	$12,417	$12,477	$16,620
7/31/2020	$11,262	$13,003	$12,818	$17,558
8/31/2020	$11,432	$13,518	$13,307	$18,820
9/30/2020	$10,963	$13,211	$12,728	$18,105
10/31/2020	$11,184	$13,334	$13,173	$17,623
11/30/2020	$12,882	$15,207	$15,357	$19,552
12/31/2020	$13,472	$15,910	$16,379	$20,304
1/31/2021	$13,467	$15,874	$16,569	$20,099
2/28/2021	$14,390	$17,104	$18,149	$20,653
3/31/2021	$15,354	$17,987	$19,398	$21,558
4/30/2021	$16,239	$18,857	$20,331	$22,708
5/31/2021	$16,337	$19,229	$20,724	$22,867
6/30/2021	$16,006	$19,005	$20,142	$23,401
7/31/2021	$16,016	$19,123	$20,105	$23,956
8/31/2021	$16,379	$19,532	$20,588	$24,685
9/30/2021	$15,960	$18,813	$19,820	$23,537
10/31/2021	$16,798	$19,815	$20,698	$25,186
11/30/2021	$16,314	$19,213	$20,206	$25,011
12/31/2021	$17,365	$20,419	$21,400	$26,132
1/31/2022	$16,539	$19,547	$20,552	$24,780
2/28/2022	$16,635	$19,456	$20,811	$24,038
3/31/2022	$16,747	$20,047	$21,271	$24,931
4/30/2022	$15,612	$18,856	$19,862	$22,757
5/31/2022	$15,997	$19,218	$20,288	$22,798
6/30/2022	$14,365	$17,105	$18,402	$20,916
7/31/2022	$15,483	$18,578	$20,094	$22,845
8/31/2022	$15,088	$18,009	$19,521	$21,913
9/30/2022	$13,731	$16,262	$17,664	$19,895
10/31/2022	$15,190	$17,799	$19,701	$21,506
11/30/2022	$16,084	$18,924	$20,975	$22,708
12/31/2022	$15,440	$17,962	$19,916	$21,399
1/31/2023	$16,545	$19,413	$22,186	$22,744
2/28/2023	$16,243	$18,791	$21,566	$22,189
3/31/2023	$15,682	$18,199	$20,417	$23,004
4/30/2023	$15,803	$18,201	$20,198	$23,363
5/31/2023	$15,176	$17,393	$19,467	$23,464
6/30/2023	$16,435	$18,902	$21,341	$25,015
7/31/2023	$17,033	$19,725	$22,296	$25,818
8/31/2023	$16,790	$19,027	$21,460	$25,407
9/30/2023	$16,028	$18,059	$20,226	$24,196
10/31/2023	$15,404	$17,164	$19,037	$23,687
11/30/2023	$16,779	$18,783	$20,857	$25,850
12/31/2023	$17,838	$20,246	$22,981	$27,025
1/31/2024	$17,877	$19,884	$22,270	$27,479
2/29/2024	$18,847	$20,833	$22,702	$28,946
3/31/2024	$19,844	$21,911	$23,928	$29,878
4/30/2024	$18,774	$20,765	$22,481	$28,657
5/31/2024	$19,498	$21,510	$23,532	$30,078
6/30/2024	$19,053	$21,166	$23,085	$31,157
7/31/2024	$20,055	$22,445	$24,831	$31,537
8/31/2024	$20,468	$22,868	$24,989	$32,302
9/30/2024	$20,735	$23,299	$25,281	$32,992
10/31/2024	$20,540	$23,006	$25,269	$32,692
11/30/2024	$21,983	$24,699	$27,506	$34,611
12/31/2024	$20,519	$22,892	$25,673	$33,786
1/31/2025	$21,404	$23,697	$26,689	$34,727
2/28/2025	$20,769	$23,265	$25,876	$34,274
3/31/2025	$19,732	$22,409	$24,723	$32,343
4/30/2025	$19,080	$21,853	$23,645	$32,124
5/31/2025	$19,708	$22,806	$24,717	$34,146
6/30/2025	$20,348	$23,607	$25,645	$35,882
7/31/2025	$20,673	$24,030	$25,904	$36,687
8/31/2025	$21,174	$24,751	$27,095	$37,431
9/30/2025	$21,530	$25,066	$27,062	$38,797
10/31/2025	$21,327	$24,814	$26,706	$39,706
11/30/2025	$22,031	$25,406	$27,525	$39,803
12/31/2025	$22,012	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R4 at NAV	7.28%	10.32%	8.21%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000158203
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R5
Trading Symbol	LMCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.51%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,341	$9,447	$9,445	$9,504
2/29/2016	$9,345	$9,514	$9,657	$9,491
3/31/2016	$10,195	$10,392	$10,636	$10,135
4/30/2016	$10,383	$10,615	$10,819	$10,174
5/31/2016	$10,639	$10,789	$10,973	$10,357
6/30/2016	$10,582	$10,887	$11,026	$10,384
7/31/2016	$10,933	$11,349	$11,477	$10,766
8/31/2016	$10,998	$11,324	$11,522	$10,782
9/30/2016	$11,039	$11,372	$11,524	$10,784
10/31/2016	$10,839	$11,096	$11,283	$10,587
11/30/2016	$11,523	$11,790	$12,409	$10,979
12/31/2016	$11,686	$12,000	$12,653	$11,196
1/31/2017	$11,883	$12,202	$12,827	$11,408
2/28/2017	$12,093	$12,543	$13,082	$11,861
3/31/2017	$11,990	$12,451	$12,989	$11,875
4/30/2017	$12,113	$12,475	$12,986	$11,997
5/31/2017	$12,097	$12,436	$12,788	$12,166
6/30/2017	$12,183	$12,621	$13,062	$12,242
7/31/2017	$12,269	$12,788	$13,188	$12,494
8/31/2017	$11,961	$12,549	$12,915	$12,532
9/30/2017	$12,207	$12,892	$13,488	$12,790
10/31/2017	$12,318	$12,995	$13,623	$13,089
11/30/2017	$12,524	$13,435	$14,129	$13,490
12/31/2017	$12,539	$13,601	$14,211	$13,640
1/31/2018	$12,823	$13,913	$14,399	$14,421
2/28/2018	$12,273	$13,228	$13,670	$13,890
3/31/2018	$12,328	$13,261	$13,784	$13,537
4/30/2018	$12,387	$13,326	$13,874	$13,589
5/31/2018	$12,531	$13,471	$14,461	$13,916
6/30/2018	$12,459	$13,580	$14,522	$14,002
7/31/2018	$12,828	$13,949	$14,836	$14,523
8/31/2018	$13,035	$14,139	$15,215	$14,996
9/30/2018	$12,976	$14,027	$15,069	$15,081
10/31/2018	$11,805	$13,017	$13,732	$14,050
11/30/2018	$11,999	$13,329	$14,128	$14,337
12/31/2018	$10,742	$11,930	$12,524	$13,042
1/31/2019	$11,857	$13,158	$13,989	$14,087
2/28/2019	$12,259	$13,576	$14,540	$14,540
3/31/2019	$12,187	$13,644	$14,280	$14,822
4/30/2019	$12,675	$14,094	$14,960	$15,422
5/31/2019	$11,564	$13,189	$13,515	$14,442
6/30/2019	$12,368	$14,080	$14,636	$15,460
7/31/2019	$12,558	$14,197	$14,800	$15,682
8/31/2019	$12,016	$13,696	$14,005	$15,434
9/30/2019	$12,554	$14,252	$14,701	$15,723
10/31/2019	$12,513	$14,328	$14,897	$16,063
11/30/2019	$12,856	$14,710	$15,312	$16,646
12/31/2019	$13,237	$15,158	$15,790	$17,149
1/31/2020	$12,858	$14,863	$15,138	$17,142
2/29/2020	$11,624	$13,391	$13,526	$15,731
3/31/2020	$9,213	$10,352	$10,249	$13,788
4/30/2020	$10,419	$11,734	$11,719	$15,555
5/31/2020	$10,942	$12,278	$12,339	$16,296
6/30/2020	$11,082	$12,417	$12,477	$16,620
7/31/2020	$11,386	$13,003	$12,818	$17,558
8/31/2020	$11,559	$13,518	$13,307	$18,820
9/30/2020	$11,087	$13,211	$12,728	$18,105
10/31/2020	$11,311	$13,334	$13,173	$17,623
11/30/2020	$13,031	$15,207	$15,357	$19,552
12/31/2020	$13,634	$15,910	$16,379	$20,304
1/31/2021	$13,629	$15,874	$16,569	$20,099
2/28/2021	$14,568	$17,104	$18,149	$20,653
3/31/2021	$15,550	$17,987	$19,398	$21,558
4/30/2021	$16,446	$18,857	$20,331	$22,708
5/31/2021	$16,545	$19,229	$20,724	$22,867
6/30/2021	$16,218	$19,005	$20,142	$23,401
7/31/2021	$16,232	$19,123	$20,105	$23,956
8/31/2021	$16,602	$19,532	$20,588	$24,685
9/30/2021	$16,180	$18,813	$19,820	$23,537
10/31/2021	$17,034	$19,815	$20,698	$25,186
11/30/2021	$16,550	$19,213	$20,206	$25,011
12/31/2021	$17,614	$20,419	$21,400	$26,132
1/31/2022	$16,780	$19,547	$20,552	$24,780
2/28/2022	$16,884	$19,456	$20,811	$24,038
3/31/2022	$16,998	$20,047	$21,271	$24,931
4/30/2022	$15,853	$18,856	$19,862	$22,757
5/31/2022	$16,247	$19,218	$20,288	$22,798
6/30/2022	$14,594	$17,105	$18,402	$20,916
7/31/2022	$15,732	$18,578	$20,094	$22,845
8/31/2022	$15,333	$18,009	$19,521	$21,913
9/30/2022	$13,956	$16,262	$17,664	$19,895
10/31/2022	$15,438	$17,799	$19,701	$21,506
11/30/2022	$16,352	$18,924	$20,975	$22,708
12/31/2022	$15,704	$17,962	$19,916	$21,399
1/31/2023	$16,832	$19,413	$22,186	$22,744
2/28/2023	$16,522	$18,791	$21,566	$22,189
3/31/2023	$15,958	$18,199	$20,417	$23,004
4/30/2023	$16,088	$18,201	$20,198	$23,363
5/31/2023	$15,444	$17,393	$19,467	$23,464
6/30/2023	$16,731	$18,902	$21,341	$25,015
7/31/2023	$17,349	$19,725	$22,296	$25,818
8/31/2023	$17,106	$19,027	$21,460	$25,407
9/30/2023	$16,330	$18,059	$20,226	$24,196
10/31/2023	$15,701	$17,164	$19,037	$23,687
11/30/2023	$17,100	$18,783	$20,857	$25,850
12/31/2023	$18,186	$20,246	$22,981	$27,025
1/31/2024	$18,232	$19,884	$22,270	$27,479
2/29/2024	$19,223	$20,833	$22,702	$28,946
3/31/2024	$20,243	$21,911	$23,928	$29,878
4/30/2024	$19,154	$20,765	$22,481	$28,657
5/31/2024	$19,899	$21,510	$23,532	$30,078
6/30/2024	$19,447	$21,166	$23,085	$31,157
7/31/2024	$20,474	$22,445	$24,831	$31,537
8/31/2024	$20,898	$22,868	$24,989	$32,302
9/30/2024	$21,179	$23,299	$25,281	$32,992
10/31/2024	$20,984	$23,006	$25,269	$32,692
11/30/2024	$22,463	$24,699	$27,506	$34,611
12/31/2024	$20,974	$22,892	$25,673	$33,786
1/31/2025	$21,881	$23,697	$26,689	$34,727
2/28/2025	$21,232	$23,265	$25,876	$34,274
3/31/2025	$20,181	$22,409	$24,723	$32,343
4/30/2025	$19,513	$21,853	$23,645	$32,124
5/31/2025	$20,168	$22,806	$24,717	$34,146
6/30/2025	$20,823	$23,607	$25,645	$35,882
7/31/2025	$21,165	$24,030	$25,904	$36,687
8/31/2025	$21,676	$24,751	$27,095	$37,431
9/30/2025	$22,043	$25,066	$27,062	$38,797
10/31/2025	$21,847	$24,814	$26,706	$39,706
11/30/2025	$22,568	$25,406	$27,525	$39,803
12/31/2025	$22,550	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R5 at NAV	7.51%	10.59%	8.47%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000158204
Shareholder Report [Line Items]
Fund Name	Lord Abbett Mid Cap Stock Fund
Class Name	Class R6
Trading Symbol	LMCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Mid Cap Stock Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2025, the Fund returned 7.61%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.05% return of a securities market index with investment characteristics similar to those of the Fund, the Russell Midcap Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 17.88% over the same period.

Positive factors for the markets included the Federal Reserve’s (Fed) shift towards dovish monetary policy, with rate cuts delivered in September, October, and December, better-than-expected corporate earnings results and forward earnings guidance, continued generative artificial intelligence growth tailwinds, and economic data resilience, with consumer spending remaining firm. During the period, the market had mixed expectations for additional Fed rate cuts due to uncertainty around the effects of tariffs, persistent inflation, headwinds from trade talks, and mixed employment data.

Top contributors to performance: Security selection within the Real Estate sector contributed to relative performance, led by an overweight allocation to CBRE Group, Inc. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to Steel Dynamics, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Kemper Corporation. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to Saia, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell Midcap Value Index	S&P MidCap 400 Value Index	S&P 500 Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
1/31/2016	$9,341	$9,447	$9,445	$9,504
2/29/2016	$9,349	$9,514	$9,657	$9,491
3/31/2016	$10,199	$10,392	$10,636	$10,135
4/30/2016	$10,386	$10,615	$10,819	$10,174
5/31/2016	$10,647	$10,789	$10,973	$10,357
6/30/2016	$10,590	$10,887	$11,026	$10,384
7/31/2016	$10,941	$11,349	$11,477	$10,766
8/31/2016	$11,010	$11,324	$11,522	$10,782
9/30/2016	$11,050	$11,372	$11,524	$10,784
10/31/2016	$10,851	$11,096	$11,283	$10,587
11/30/2016	$11,539	$11,790	$12,409	$10,979
12/31/2016	$11,703	$12,000	$12,653	$11,196
1/31/2017	$11,900	$12,202	$12,827	$11,408
2/28/2017	$12,110	$12,543	$13,082	$11,861
3/31/2017	$12,011	$12,451	$12,989	$11,875
4/30/2017	$12,134	$12,475	$12,986	$11,997
5/31/2017	$12,118	$12,436	$12,788	$12,166
6/30/2017	$12,208	$12,621	$13,062	$12,242
7/31/2017	$12,298	$12,788	$13,188	$12,494
8/31/2017	$11,986	$12,549	$12,915	$12,532
9/30/2017	$12,232	$12,892	$13,488	$12,790
10/31/2017	$12,347	$12,995	$13,623	$13,089
11/30/2017	$12,552	$13,435	$14,129	$13,490
12/31/2017	$12,570	$13,601	$14,211	$13,640
1/31/2018	$12,853	$13,913	$14,399	$14,421
2/28/2018	$12,303	$13,228	$13,670	$13,890
3/31/2018	$12,358	$13,261	$13,784	$13,537
4/30/2018	$12,417	$13,326	$13,874	$13,589
5/31/2018	$12,570	$13,471	$14,461	$13,916
6/30/2018	$12,498	$13,580	$14,522	$14,002
7/31/2018	$12,867	$13,949	$14,836	$14,523
8/31/2018	$13,074	$14,139	$15,215	$14,996
9/30/2018	$13,019	$14,027	$15,069	$15,081
10/31/2018	$11,839	$13,017	$13,732	$14,050
11/30/2018	$12,034	$13,329	$14,128	$14,337
12/31/2018	$10,779	$11,930	$12,524	$13,042
1/31/2019	$11,898	$13,158	$13,989	$14,087
2/28/2019	$12,305	$13,576	$14,540	$14,540
3/31/2019	$12,232	$13,644	$14,280	$14,822
4/30/2019	$12,724	$14,094	$14,960	$15,422
5/31/2019	$11,609	$13,189	$13,515	$14,442
6/30/2019	$12,417	$14,080	$14,636	$15,460
7/31/2019	$12,608	$14,197	$14,800	$15,682
8/31/2019	$12,066	$13,696	$14,005	$15,434
9/30/2019	$12,603	$14,252	$14,701	$15,723
10/31/2019	$12,567	$14,328	$14,897	$16,063
11/30/2019	$12,906	$14,710	$15,312	$16,646
12/31/2019	$13,292	$15,158	$15,790	$17,149
1/31/2020	$12,914	$14,863	$15,138	$17,142
2/29/2020	$11,676	$13,391	$13,526	$15,731
3/31/2020	$9,256	$10,352	$10,249	$13,788
4/30/2020	$10,470	$11,734	$11,719	$15,555
5/31/2020	$10,994	$12,278	$12,339	$16,296
6/30/2020	$11,134	$12,417	$12,477	$16,620
7/31/2020	$11,442	$13,003	$12,818	$17,558
8/31/2020	$11,615	$13,518	$13,307	$18,820
9/30/2020	$11,143	$13,211	$12,728	$18,105
10/31/2020	$11,372	$13,334	$13,173	$17,623
11/30/2020	$13,096	$15,207	$15,357	$19,552
12/31/2020	$13,705	$15,910	$16,379	$20,304
1/31/2021	$13,701	$15,874	$16,569	$20,099
2/28/2021	$14,649	$17,104	$18,149	$20,653
3/31/2021	$15,635	$17,987	$19,398	$21,558
4/30/2021	$16,536	$18,857	$20,331	$22,708
5/31/2021	$16,640	$19,229	$20,724	$22,867
6/30/2021	$16,308	$19,005	$20,142	$23,401
7/31/2021	$16,327	$19,123	$20,105	$23,956
8/31/2021	$16,697	$19,532	$20,588	$24,685
9/30/2021	$16,275	$18,813	$19,820	$23,537
10/31/2021	$17,133	$19,815	$20,698	$25,186
11/30/2021	$16,649	$19,213	$20,206	$25,011
12/31/2021	$17,721	$20,419	$21,400	$26,132
1/31/2022	$16,882	$19,547	$20,552	$24,780
2/28/2022	$16,991	$19,456	$20,811	$24,038
3/31/2022	$17,105	$20,047	$21,271	$24,931
4/30/2022	$15,951	$18,856	$19,862	$22,757
5/31/2022	$16,349	$19,218	$20,288	$22,798
6/30/2022	$14,687	$17,105	$18,402	$20,916
7/31/2022	$15,835	$18,578	$20,094	$22,845
8/31/2022	$15,436	$18,009	$19,521	$21,913
9/30/2022	$14,050	$16,262	$17,664	$19,895
10/31/2022	$15,546	$17,799	$19,701	$21,506
11/30/2022	$16,464	$18,924	$20,975	$22,708
12/31/2022	$15,810	$17,962	$19,916	$21,399
1/31/2023	$16,954	$19,413	$22,186	$22,744
2/28/2023	$16,644	$18,791	$21,566	$22,189
3/31/2023	$16,075	$18,199	$20,417	$23,004
4/30/2023	$16,204	$18,201	$20,198	$23,363
5/31/2023	$15,562	$17,393	$19,467	$23,464
6/30/2023	$16,858	$18,902	$21,341	$25,015
7/31/2023	$17,476	$19,725	$22,296	$25,818
8/31/2023	$17,233	$19,027	$21,460	$25,407
9/30/2023	$16,458	$18,059	$20,226	$24,196
10/31/2023	$15,824	$17,164	$19,037	$23,687
11/30/2023	$17,238	$18,783	$20,857	$25,850
12/31/2023	$18,331	$20,246	$22,981	$27,025
1/31/2024	$18,377	$19,884	$22,270	$27,479
2/29/2024	$19,378	$20,833	$22,702	$28,946
3/31/2024	$20,408	$21,911	$23,928	$29,878
4/30/2024	$19,315	$20,765	$22,481	$28,657
5/31/2024	$20,065	$21,510	$23,532	$30,078
6/30/2024	$19,607	$21,166	$23,085	$31,157
7/31/2024	$20,645	$22,445	$24,831	$31,537
8/31/2024	$21,080	$22,868	$24,989	$32,302
9/30/2024	$21,367	$23,299	$25,281	$32,992
10/31/2024	$21,172	$23,006	$25,269	$32,692
11/30/2024	$22,661	$24,699	$27,506	$34,611
12/31/2024	$21,162	$22,892	$25,673	$33,786
1/31/2025	$22,080	$23,697	$26,689	$34,727
2/28/2025	$21,426	$23,265	$25,876	$34,274
3/31/2025	$20,364	$22,409	$24,723	$32,343
4/30/2025	$19,697	$21,853	$23,645	$32,124
5/31/2025	$20,351	$22,806	$24,717	$34,146
6/30/2025	$21,017	$23,607	$25,645	$35,882
7/31/2025	$21,365	$24,030	$25,904	$36,687
8/31/2025	$21,888	$24,751	$27,095	$37,431
9/30/2025	$22,254	$25,066	$27,062	$38,797
10/31/2025	$22,058	$24,814	$26,706	$39,706
11/30/2025	$22,790	$25,406	$27,525	$39,803
12/31/2025	$22,772	$25,421	$27,619	$39,827

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R6 at NAV	7.61%	10.69%	8.58%
Russell Midcap Value Index	11.05%	9.83%	9.78%
S&P MidCap 400 Value Index	7.58%	11.01%	10.69%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,111,626,624
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 6,519,226
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of December 31, 2025)
Total Net Assets	$1,111,626,624
# of Portfolio Holdings	60
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$6,519,226

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.06%
Consumer Discretionary	7.45%
Consumer Staples	5.74%
Energy	5.16%
Financials	20.42%
Health Care	11.86%
Industrials	19.26%
Information Technology	13.88%
Materials	3.98%
Real Estate	2.94%
Utilities	7.56%
Repurchase Agreements	0.69%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Material Fund Change Strategies [Text Block]

As of February 10, 2025, the Fund may invest up to 20% of its net assets in securities of foreign companies, including emerging market companies, American Depositary Receipts, Global Depositary Receipts, and other similar depositary receipts.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388